Risk/Return Detail Data - FidelityLow-PricedStockFund-KPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Puritan Trust
FidelityLow-PricedStockFund-KPRO | Fidelity Low-Priced Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Low-Priced Stock Fund /K
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Low-Priced Stock Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock's earnings per share for the most recent 12-months divided by current price per share. Potentially investing in stocks not considered low-priced. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	6.27%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	19.27%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(28.05%)
Performance Table Heading	Average Annual Returns
FidelityLow-PricedStockFund-KPRO | Fidelity Low-Priced Stock Fund | Fidelity Low-Priced Stock Fund - Class K
Risk/Return:
Management fee	0.81%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.82%
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014
2014	7.75%
2015	(0.45%)
2016	8.88%
2017	20.79%
2018	(10.68%)
2019	25.81%
2020	9.40%
2021	24.63%
2022	(5.74%)
2023	14.44%
FidelityLow-PricedStockFund-KPRO | Fidelity Low-Priced Stock Fund | Return Before Taxes | Fidelity Low-Priced Stock Fund - Class K
Risk/Return:
Label	Class K
Past 1 year	14.44%
Past 5 years	13.10%
Past 10 years	8.83%
FidelityLow-PricedStockFund-KPRO | Fidelity Low-Priced Stock Fund | RS002
Risk/Return:
Label	Russell 2000® Index
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
FidelityLow-PricedStockFund-KPRO | Fidelity Low-Priced Stock Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.